Mobile Financial Services activities - Assets available for sale - Other comprehensive income (Details) - Operating segments [member] - Orange Bank, operating segment [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Available-for-sale financial assets [abstract]
Profit (loss) recognized in other comprehensive income during the period	€ 1	€ 8	€ (8)
Reclassification in net income during the period	0	1
Other comprehensive income	1	9	(8)
Financial assets at fair value through other comprehensive income that may be reclassified to profit or loss [member] | Debt securities [member]
Available-for-sale financial assets [abstract]
Profit (loss) recognized in other comprehensive income during the period	€ 1	€ 9	€ (8)